Exhibit 99.1

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-23	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		7/18/2023
2	Payment Date		7/20/2023
3	Collection Period	6/1/2023	6/30/2023	30
4	Monthly Interest Period- Actual	6/20/2023	7/19/2023	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	151,000,000.00	-	-	-	-	-
7	Class A-2 Notes	385,000,000.00	211,409,965.54	-	30,551,240.91	180,858,724.63	0.4697629
8	Class A-3 Notes	385,000,000.00	385,000,000.00	-	-	385,000,000.00	1.0000000
9	Class A-4 Notes	79,000,000.00	79,000,000.00	-	-	79,000,000.00	1.0000000
10	Equals: Total Securities	$1,000,000,000.00	$675,409,965.54	$-	$30,551,240.91	$644,858,724.63
11	Overcollateralization	162,791,075.45	186,046,572.07			186,046,572.07
12	Total Securitization Value	$1,162,791,075.45	$861,456,537.61		$30,551,240.91	$830,905,296.70

13	NPV Lease Payments Receivable	525,552,923.13	249,655,642.65			228,914,697.10
14	NPV Base Residual	637,238,152.32	611,800,894.96			601,990,599.61
15	Number of Leases	40,751	35,285			34,461

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	1.72100%	N/A	-	-	-	-
17	Class A-2 Notes	3.02000%	N/A	532,048.41	1.3819439	31,083,289.32	80.7358164
18	Class A-3 Notes	3.44000%	N/A	1,103,666.67	2.8666667	1,103,666.67	2.8666667
19	Class A-4 Notes	3.65000%	N/A	240,291.67	3.0416667	240,291.67	3.0416667
	Equals: Total Securities			1,876,006.75		32,427,247.65

C.	COLLECTIONS AND AVAILABLE FUNDS

20	Lease Payments Received	18,349,822.48
21	Pull Ahead Waived Payments	-
22	Sales Proceeds - Early Terminations	20,144,993.17
23	Sales Proceeds - Scheduled Terminations	1,095,838.80
24	Security Deposits for Terminated Accounts	450.00
25	Excess Wear and Tear Received	386.50
26	Excess Mileage Charges Received	5,021.13
27	Proceeds Received on Defaulted Leases and Other Recoveries	32,984.49
28	Subtotal: Total Collections	39,629,496.57
29	Repurchase Payments	-
30	Postmaturity Term Extension	-
31	Investment Earnings on Collection Account	203,461.12
32	Total Available Funds, prior to Servicer Advances	39,832,957.69
33	Servicer Advance	-
34	Total Available Funds	39,832,957.69
35	Reserve Account Draw	-
36	Available for Distribution	39,832,957.69

D.	DISTRIBUTIONS
37	Payment Date Advance Reimbursement (Item 82)		-
38	Servicing Fee (Servicing and Administrative Fees paid pro rata):
39	Servicing Fee Shortfall from Prior Periods		-
40	Servicing Fee Due in Current Period		717,880.45
41	Servicing Fee Shortfall		-
42	Administration Fee (Servicing and Administrative Fees paid pro rata):
43	Administration Fee Shortfall from Prior Periods		-
44	Administration Fee Due in Current Period		2,500.00
45	Administration Fee Shortfall		-
46	Interest Shortfall from Prior Periods
47	Interest Paid to Noteholders		1,876,006.75
48	First Priority Principal Distribution Amount		-
49	Amount Paid to Reserve Account to Reach Specified Balance		-
50	Subtotal: Remaining Available Funds	37,236,570.50
51	Regular Principal Distribution Amount	30,551,240.91
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)		30,551,240.91
53	Amounts paid to indenture, owner, and origination trustee and asset representations reviewer		-
54	Remaining Available Funds		6,685,329.59

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-23	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	675,409,965.54
57	Less: Aggregate Securitization Value (End of Collection Period)	(830,905,296.70)
58	First Priority Principal Distribution Amount (not less than zero)	-

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	675,409,965.54
61	Less: Targeted Note Balance	(644,858,724.63)
62	Less: First Priority Principal Distribution Amount	-
63	Regular Principal Distribution Amount	30,551,240.91

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)	830,905,296.70
66	Less: Targeted Overcollateralization Amount (16.00% of Initial Securitization Value)	(186,046,572.07)
67	Targeted Note Balance	644,858,724.63

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 32)	39,832,957.69
70	Less: Payment Date Advance Reimbursement (Item 82)	-
71	Less: Servicing Fees Paid (Items 39, 40 and 41)	717,880.45
72	Less: Administration Fees Paid (Items 43, 44 and 45)	2,500.00
73	Less: Interest Paid to Noteholders (Item 47)	1,876,006.75
74	Less: 1st Priority Principal Distribution (Item 58)	-

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	37,236,570.50
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 75 > 0)	N/A
77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)	-

78	Total Available Funds after Servicer Advance (Item 76plus Item 77)	37,236,570.50
79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)	-

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance	-
82	Payment Date Advance Reimbursement	-
83	Additional Payment Advances for current period	-
84	Ending Balance of Payment Advance	-

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		2,906,977.69
87	Initial Reserve Account Balance		2,906,977.69

88	Beginning Reserve Account Balance		2,906,977.69
89	Plus: Net Investment Income for the Collection Period		11,936.01
90	Subtotal: Reserve Fund Available for Distribution		2,918,913.70
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		-
92	Less: Reserve Account Draw Amount (Item 79)		-
93	Subtotal Reserve Account Balance		2,918,913.70
94	Less: Excess Reserve Account Funds to Transferor (If Item 93> Item 86)		11,936.01
95	Equals: Ending Reserve Account Balance		2,906,977.69
96	Change in Reserve Account Balance from Immediately Preceding Payment Date		-

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	53	991,959.88
99	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(1,104,673.83)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		-
101	Less: Excess Wear and Tear Received		(386.50)
102	Less: Excess Mileage Received		(5,021.13)
103	Current Period Net Residual Losses/(Gains)	53	(118,121.58)
104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	58	(177,455.90)
106	Current Period Net Residual Losses (Item 103)	53	(118,121.58)
107	Ending Cumulative Net Residual Losses	111	(295,577.48)
108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.03%

Volkswagen Auto Lease Trust 2022-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-23	PAGE 3

G.	POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,162,791,075.45	830,905,296.70
111	Aggregate Base Residual Value			790,858,748.94	670,936,227.03
112	Number of Current Contracts			40,751	34,461
113	Weighted Average Lease Rate			2.83%	2.78%
114	Average Remaining Term			26.4	12.7
115	Average Original Term			40.5	40.5
116	Proportion of Base Prepayment Assumption Realized				55.05%
117	Actual Monthly Prepayment Speed				1.35%
118	Turn-in Ratio on Scheduled Terminations				73.58%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		35,285	981,359,778.21	861,456,537.61
120	Depreciation/Payments			(15,791,834.95)	(11,479,628.39)
121	Gross Credit Losses		(16)	(460,468.15)	(431,496.75)
122	Early Terminations - Purchased by Customer		(79)	(2,173,649.68)	(1,912,783.73)
123	Early Terminations - Sold at Auction		(2)	(99,191.01)	(95,233.31)
124	Early Terminations - Purchased by Dealer		(674)	(17,680,382.90)	(15,640,138.85)
125	Early Terminations - Lease Pull Aheads		-	-	-
126	Scheduled Terminations - Purchased by Customer	204,457	(14)	(204,100.71)	(179,074.34)
127	Scheduled Terminations - Sold at Auction	-	-	-	-
128	Scheduled Terminations - Purchased by Dealer	891,382	(39)	(896,815.06)	(812,885.54)
129	Pool Balance - End of Period		34,461	944,053,335.75	830,905,296.70

130	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
131	Current		34,156	822,905,469.83	99.04%
132	31 - 60 Days Delinquent		229	6,043,945.31	0.73%
133	61 - 90 Days Delinquent		50	1,277,442.60	0.15%
134	91+ Days Delinquent		26	678,438.97	0.08%
135	Total		34,461	830,905,296.71	100.00%

136	Delinquency Trigger				6.86%
137	Delinquency Percentage (61 - Day Delinquent Receivables)				0.24%
138	Delinquency Trigger occurred in this collection Period?				No

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			16	431,496.75
141	Aggregate Liquidation Proceeds on charged-off units				-
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				-
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				-
144	Recoveries on charged-off units				(32,984.49)
145	Current Period Aggregate Net Credit Losses/(Gains)			16	398,512.26

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			114	2,504,775.34
148	Current Period Net Credit Losses (Item 145)			16	398,512.26
149	Ending Cumulative Net Credit Losses			130	2,903,287.60
150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.25%

151	Aging of Scheduled Maturies Not Sold				Units
152	1 - 60 Days since Contract Maturity				18
153	61 - 120 Days since Contract Maturity				-
154	121+ Days since Contract Maturity				-

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

VW CREDIT, INC., as Servicer